Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 8,041	¥ 4,209	¥ 10,755
Amortization of prior service cost	2,271	2,275	2,274
Amortization of actuarial gains and losses	(2,812)	(2,713)	(1,932)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	4,928	2,154	7,040
Amortization of prior service cost	356	357	357
Amortization of actuarial gains and losses	(1,077)	(1,024)	(326)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 4,207	¥ 1,487	¥ 7,071